SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)								1 Months Ended						6 Months Ended			12 Months Ended
		Oct. 31, 2025 USD ($)	Dec. 06, 2024 USD ($)	May 03, 2023 USD ($)	May 01, 2023 USD ($)	Dec. 15, 2022 USD ($)	Feb. 16, 2022 item	Sep. 30, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Feb. 01, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2025 USD ($)	Feb. 12, 2024	Feb. 02, 2024 USD ($)	Feb. 28, 2023 USD ($)
Product Information [Line Items]
Accumulated deficit										$ 680,448,810				$ 683,437,402			$ 680,448,810
Net loss														2,988,592	$ 3,834,465	$ 2,578,541
Received PIPE amount									$ 8,000,000	10,000,000	$ 5,000,000	$ 5,000,000	$ 3,150,000
Unsecured convertible promissory note									$ 4,000,000
Cash and cash equivalents	[1]									1,994,380				$ 14,076,000			1,994,380
Effective storage capacity description														the total effective storage capacity of our Filecoin nodes was 108.61 PiB, taking up 10.86PiB of the original storage capacity of the whole Web3 decentralized storage infrastructure. Therefore, about 89.14% of the original storage capacity of the infrastructure was not fully utilized. While we hope to collaborate with HDP Capital Management Limited (“HDP”) to add more Filecoin nodes for joint mining and increase revenue, this requires us to reset our existing Web3 decentralized storage infrastructure. This involves suspending all running nodes before implementation. However, due to the staking mechanism of Filecoin, suspending nodes will lead to significant losses. Consequently, our management has decided to postpone larger expansion plans for the time being. In addition, the market price of Filecoin remains low, resulting in a substantial decline in our Filecoin mining revenue.
Clearing deposit														$ 100,000
Deposit														100,445
Acquisition cost			$ 120,000	$ 120,000
Increase in crypto assets																	763,072
Loss on market price of crypto assets														653,164			215,397
Impairment loss of intangible assets																79,821
Book value of bitcoins transferred to other unknown wallets																				$ 3,469,762
Payment for purchase of assets						$ 5,980,000
Commission fee percentage																						20.00%
Cost of filecoin physical mining operations														655,773	793,621	693,420
Chaince Securities, Inc. [Member]
Product Information [Line Items]
Revenue														$ 15,000	26,000
Bitcion Cryptocurrencies [Member]
Product Information [Line Items]
Number of cryptocurrencies held | item							95.23843							125.8584797
USD Coin Cryptocurrencies [Member]
Product Information [Line Items]
Number of cryptocurrencies held | item							2,005,537.5							2,005,537.50
Crypto Asset, Other [Member]
Product Information [Line Items]
Impairment loss of intangible assets																			$ 303,276
Purchase and Sale Agreement [Member]
Product Information [Line Items]
Total price consideration				$ 120,000	$ 120,000
Contract Year One [Member]
Product Information [Line Items]
Security deposit current														$ 93,718
Business Consultation Services [Member]
Product Information [Line Items]
Consultation service revenue		$ 2,000,000												243,569			448,525		160,000	$ 80,000
Cost of filecoin physical mining operations														160,551	137,163	51,500
PIPE Financial Advisory Services [Member]
Product Information [Line Items]
Consultation service revenue		$ 2,000,000
Business Consultation Service [Member]
Product Information [Line Items]
Consultation service revenue														243,569	195,000	80,000
Filecoin Mining [Member]
Product Information [Line Items]
Revenue														208,008	296,177	166,242
Cost of filecoin physical mining operations														495,222	656,458	641,920
Depreciation cost														251,805	421,409	448,718
Lease cost														180,745	174,979	144,412
Software deployment cost														8,320	8,108	44,790
Loan interest costs														22,069			$ 40,115
Joint mining revenue sharing cost														32,283
Technical service costs															$ 11,847
Direct labor costs																$ 4,000
Unsecured Convertible Promissory Note [Member]
Product Information [Line Items]
Unsecured convertible promissory note																			$ 6,000,000		$ 6,000,000		$ 9,000,000	$ 9,000,000
Remaining principal, amount								$ 3,500,000										$ 1,500,000
Cash and cash equivalents														$ 25,000,000

[1]	As of June 30, 2025, the Company’s cash equivalents are Certificates of Deposits and Time Deposits of $14,076,000 with original maturities of three months or less.